Fair Value Measurement - Schedule of Black Scholes Model for the Valuation of the Fair Value of Warrants (Details)	Jun. 30, 2025	Dec. 31, 2024	Oct. 28, 2024	Nov. 23, 2022
Expiration of warrant (years) [Member] | November 23, 2022 [Member]
Schedule of Valuation of the Fair Value of Warrants [Line Items]
Fair value of warrants	2.39	2.9		5
Expiration of warrant (years) [Member] | October 28, 2024 [Member]
Schedule of Valuation of the Fair Value of Warrants [Line Items]
Fair value of warrants	4.33	4.8	5
Stock price per ADS [Member] | November 23, 2022 [Member]
Schedule of Valuation of the Fair Value of Warrants [Line Items]
Fair value of warrants	0.78	1.13		1.17
Stock price per ADS [Member] | October 28, 2024 [Member]
Schedule of Valuation of the Fair Value of Warrants [Line Items]
Fair value of warrants	0.78	1.13	1.48
Exercise price per ADS [Member] | November 23, 2022 [Member]
Schedule of Valuation of the Fair Value of Warrants [Line Items]
Fair value of warrants	1.45	1.45		2.75
Exercise price per ADS [Member] | October 28, 2024 [Member]
Schedule of Valuation of the Fair Value of Warrants [Line Items]
Fair value of warrants	1.45	1.45	1.45
Risk-free rate [Member] | November 23, 2022 [Member]
Schedule of Valuation of the Fair Value of Warrants [Line Items]
Fair value of warrants	3.7	4.27		3.96
Risk-free rate [Member] | October 28, 2024 [Member]
Schedule of Valuation of the Fair Value of Warrants [Line Items]
Fair value of warrants	3.75	4.37	4.11
Dividend yield [Member] | November 23, 2022 [Member]
Schedule of Valuation of the Fair Value of Warrants [Line Items]
Fair value of warrants
Dividend yield [Member] | October 28, 2024 [Member]
Schedule of Valuation of the Fair Value of Warrants [Line Items]
Fair value of warrants
Standard derivation in the value of stock [Member] | November 23, 2022 [Member]
Schedule of Valuation of the Fair Value of Warrants [Line Items]
Fair value of warrants	92.7	140.7		132.3
Standard derivation in the value of stock [Member] | October 28, 2024 [Member]
Schedule of Valuation of the Fair Value of Warrants [Line Items]
Fair value of warrants	124.8	127.8	125.4
Calculated fair value per ADS [Member] | November 23, 2022 [Member]
Schedule of Valuation of the Fair Value of Warrants [Line Items]
Fair value of warrants	0.31	0.85		0.95
Calculated fair value per ADS [Member] | October 28, 2024 [Member]
Schedule of Valuation of the Fair Value of Warrants [Line Items]
Fair value of warrants	0.59	0.95	1.27